Expense Example, No Redemption - Prospectus #1	Calvert High Yield Bond Fund Class A 1 Year	Calvert High Yield Bond Fund Class A 3 Years	Calvert High Yield Bond Fund Class A 5 Years	Calvert High Yield Bond Fund Class A 10 Years	Calvert High Yield Bond Fund Class C 1 Year	Calvert High Yield Bond Fund Class C 3 Years	Calvert High Yield Bond Fund Class C 5 Years	Calvert High Yield Bond Fund Class C 10 Years	Calvert High Yield Bond Fund Class I 1 Year	Calvert High Yield Bond Fund Class I 3 Years	Calvert High Yield Bond Fund Class I 5 Years	Calvert High Yield Bond Fund Class I 10 Years	Calvert High Yield Bond Fund Class R6 1 Year	Calvert High Yield Bond Fund Class R6 3 Years	Calvert High Yield Bond Fund Class R6 5 Years	Calvert High Yield Bond Fund Class R6 10 Years	Calvert Income Fund Class A 1 Year	Calvert Income Fund Class A 3 Years	Calvert Income Fund Class A 5 Years	Calvert Income Fund Class A 10 Years	Calvert Income Fund Class C 1 Year	Calvert Income Fund Class C 3 Years	Calvert Income Fund Class C 5 Years	Calvert Income Fund Class C 10 Years	Calvert Income Fund Class I 1 Year	Calvert Income Fund Class I 3 Years	Calvert Income Fund Class I 5 Years	Calvert Income Fund Class I 10 Years	Calvert Income Fund Class R6 1 Year	Calvert Income Fund Class R6 3 Years	Calvert Income Fund Class R6 5 Years	Calvert Income Fund Class R6 10 Years	Calvert Short Duration Income Fund Class A 1 Year	Calvert Short Duration Income Fund Class A 3 Years	Calvert Short Duration Income Fund Class A 5 Years	Calvert Short Duration Income Fund Class A 10 Years	Calvert Short Duration Income Fund Class C 1 Year	Calvert Short Duration Income Fund Class C 3 Years	Calvert Short Duration Income Fund Class C 5 Years	Calvert Short Duration Income Fund Class C 10 Years	Calvert Short Duration Income Fund Class I 1 Year	Calvert Short Duration Income Fund Class I 3 Years	Calvert Short Duration Income Fund Class I 5 Years	Calvert Short Duration Income Fund Class I 10 Years	Calvert Short Duration Income Fund Class R6 1 Year	Calvert Short Duration Income Fund Class R6 3 Years	Calvert Short Duration Income Fund Class R6 5 Years	Calvert Short Duration Income Fund Class R6 10 Years	Calvert Mortgage Access Fund Class A 1 Year	Calvert Mortgage Access Fund Class A 3 Years	Calvert Mortgage Access Fund Class C 1 Year	Calvert Mortgage Access Fund Class C 3 Years	Calvert Mortgage Access Fund Class I 1 Year	Calvert Mortgage Access Fund Class I 3 Years	Calvert Mortgage Access Fund Class R6 1 Year	Calvert Mortgage Access Fund Class R6 3 Years
USD ($)	426	639	870	1,532	180	557	959	1,886	79	246	428	954	70	221	384	859	415	606	812	1,408	169	523	902	1,766	67	211	368	822	61	192	335	750	301	462	638	1,146	154	477	824	1,599	52	164	285	640	45	141	246	555	398	730	152	649	50	341	50	341